Net fee and commission income	6 Months Ended
Jun. 30, 2023
Net fee And Commission Income [Line Items]
Net fee and commission income
Note 4

Net fee and commission income

For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Underwriting fees 131 149 122 280 324
M&A and corporate finance fees 156 178 220 335 456
Brokerage fees 800 880 870 1,681 1,948
Investment fund fees 1,179 1,178 1,233 2,357 2,621
Portfolio management and related services 2,254 2,210 2,298 4,464 4,761
Other 487 480 492 967 993
Total fee and commission income
1
5,008 5,076 5,235 10,083 11,103
of which: recurring 3,496 3,413 3,593 6,909 7,452
of which: transaction-based 1,504 1,639 1,632 3,143 3,621
of which: performance-based 7 24 10 31 29
Fee and commission expense 419 447 450 866 934
Net fee and commission income 4,589 4,628 4,785 9,217 10,169
1 Reflects third-party fee and commission income

for the second quarter of 2023 of

USD
3,134
m for Global Wealth Management (first quarter of

2023: USD
3,145 m; second quarter of 2022: USD 3,281 m), USD 465 m
for Personal & Corporate Banking (first

quarter of 2023: USD
449 m; second quarter of 2022: USD 422 m), USD 673
m for Asset Management (first quarter of

2023: USD
687 m; second quarter of 2022: USD 720 m),
USD 731 m for the Investment Bank (first quarter of 2023: USD 791 m; second quarter of 2022: USD 811 m) and USD 4 m for Group Functions (first quarter of 2023: USD 3 m; second quarter of 2022: USD 1 m).